Fair Value (Carrying Value Of Assets Measured At Fair Value On Nonrecurring Basis By Level) (Detail) (Fair Value, Measurements, Nonrecurring [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities, Carrying value	¥ 6,466	[1]	¥ 32,400	[1]
Loans, Carrying value, Total	381,577		363,543
Loans, Loans held for sale, Carrying value	4,104		1,976
Loans, Collateral dependent loans, Carrying value	377,473		361,567
Premises and equipment, Carrying value	8,938		18,740
Intangible assets, Carrying value	549		34,729
Other assets, Carrying value, Total	33,445		476,484
Other assets, Investments in equity method investees, Carrying value	28,856	[1]	471,042	[1],[2]
Other assets, Other, Carrying value	4,589		5,442
Assets at fair value, Total	430,975		925,896
Investment securities valued at net asset value	4,354		8,400
Unfunded commitments related to investment securities valued at net asset value	1,603		4,324
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans, Carrying value, Total	11,757		10,888
Loans, Collateral dependent loans, Carrying value	11,757		10,888
Other assets, Carrying value, Total	17,105		464,819
Other assets, Investments in equity method investees, Carrying value	17,105	[1]	464,819	[1]
Assets at fair value, Total	28,862		475,707
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans, Carrying value, Total	18,236		19,692
Loans, Loans held for sale, Carrying value			1,898
Loans, Collateral dependent loans, Carrying value	18,236		17,794
Assets at fair value, Total	18,236		19,692
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities, Carrying value	6,466	[1]	32,400	[1]
Loans, Carrying value, Total	351,584		332,963
Loans, Loans held for sale, Carrying value	4,104		78
Loans, Collateral dependent loans, Carrying value	347,480		332,885
Premises and equipment, Carrying value	8,938		18,740
Intangible assets, Carrying value	549		34,729
Other assets, Carrying value, Total	16,340		11,665
Other assets, Investments in equity method investees, Carrying value	11,751	[1]	6,223	[1]
Other assets, Other, Carrying value	4,589		5,442
Assets at fair value, Total	¥ 383,877		¥ 430,497

[1]	Includes investments valued at net asset value of ¥8,400 million and ¥4,354 million at March 31, 2012 and 2013, respectively. The unfunded commitments related to these investments are ¥4,324 million and ¥1,603 million at March 31, 2012 and 2013, respectively. These investments are private equity funds.
[2]	Reflected impairment losses on Morgan Stanley's common stock, which was converted from Morgan Stanley's convertible preferred stock on June 30, 2011. See Note 2 for the details.